The basic and diluted (loss) income per common stock is calculated as follows: (Details) - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Common Class A Subject to Redemption [Member]
Net income allocable to Class A common stock subject to possible redemption	$ (193,333)	$ (2,566,418)	$ (609,907)	$ 964,563	$ 2,287,263	$ 1,534,917
Weighted average redeemable common stock, basic	1,495,652	10,326,000	1,671,103	10,326,000	10,326,000	9,582,767
Weighted average non redeemable common stock, diluted	1,495,652	10,326,000	1,671,103	10,326,000
Non redeemable net income loss per share. diluted	$ (0.13)	$ (0.25)	$ (0.36)	$ 0.09
Non redeemable net income loss per share. basic	$ (0.13)	$ (0.25)	$ (0.36)	$ 0.09
Common Share Not Subject Redemption [Member]
Weighted average redeemable common stock, basic	2,684,760	2,684,760	2,684,760	2,684,760
Weighted average non redeemable common stock, diluted	2,684,760	2,684,760	2,684,760	2,684,760	2,613,724	2,684,760
Non redeemable net income loss per share. diluted	$ (0.13)	$ (0.25)	$ (0.36)	$ 0.09
Non redeemable net income loss per share. basic	$ (0.13)	$ (0.25)	$ (0.36)	$ 0.09
Net (loss) income allocable to non-redeemable common stock	$ (345,246)	$ (667,269)	$ (979,864)	$ 250,786	$ 578,954	$ 430,031
Weighted average non redeemable common stock, basic	2,684,760	2,684,760	2,684,760	2,684,760	2,613,724	2,684,760